Loans Due From Third Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loan Due From Third Parties [Abstract]
LOANS DUE FROM THIRD PARTIES

 7. LOANS DUE FROM THIRD PARTIES

	June 30, 2022	December 31, 2021
	(Unaudited)
Loans due from third parties	$26,467,655	$23,790,917
Less: allowance for credit losses	92,637	39,446
	$26,375,018	$23,751,471

As of June 30, 2022, the balance of loans due from third parties was comprised of interest bearing loans of $9,268,285, $6,300,294, $5,695,645, $149,296 and $5,054,135 due from five parties. These interest bearing loans have an interest rate of ranging from 4.35% to 14%. The loans of $13,652,095 are pledged either with real estate assets or customer’s trade receivables.

As of December 31, 2021, the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest bearing loan of $0.54 million due from a third party. These three interest bearing loans have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged either with real estate assets or customer’s trade receivables.

For the six months ended June 30, 2021 and 2022, a net provision of $12,014, and $53,191 were charged against the consolidated statements of operations and comprehensive income (loss), respectively.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of June 30, 2022, loan of $7,527,209 aged between 180 ~ 365 days, and loan of $7,654,409 aged over one year. The Company has provided allowance for the past due loans.

Movement of allowance for credit losses was as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)
Balance at beginning of the year	$39,446	$27,432
Provisions	53,191	12,014
Balance at end of the period/year	$92,637	$39,446

11. LOANS DUE FROM THIRD PARTIES

	December 31, 2021	December 31, 2020
Loans due from third parties (1)	$23,790,917	$17,698,084
Less: allowance for credit losses	39,446	27,432
	$23,751,471	$17,670,652

(1)

As of December 31, 2020, the balance of loans due from third parties was comprised of loans of $11,384,625, $3,306,744, $2,354,965, $417,742 and $153,019 due from five third parties, and a non-interest bearing loan of $0.54 million due from a third party. These five interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11,384,625, $3,306,744, $2,354,965, and $153,019 are pledged either with real estate assets or customer’s trade receivables.

As of December 31, 2021, the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest bearing loan of $0.54 million due from a third party. These three interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged either with real estate assets or customer’s trade receivables.

For the years ended December 31, 2021 and 2020, a net provision of $12,014 and $27,432 were charged against the consolidated statements of operations and comprehensive income (loss), respectively. For the years ended December 31, 2021 and 2020, the Company did not charge write-offs against provisions.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of December 31, 2021, loan balance of $6,440,370 aged between 180 ~ 365 days, and balance of $5,085,836 aged over one year.

Movement of allowance for credit losses was as follows:

	December 31,	December 31,
	2021	2020
Balance at beginning of the year	$27,432	$4,870,838
Reduction due to deconsolidation	-	(4,870,838)
Provisions	12,014	27,432
Balance at end of the year	$39,446	$27,432